Deferred revenue (Tables)	6 Months Ended
Jun. 30, 2019
Deferred revenue
Schedule of Changes in Deferred Revenue

Figures in million - SA rand		Six months ended
	Note	Jun 2019	Dec 2018	Jun 2018
Balance at the beginning of the year		6,555.4	-	-
Deferred revenue recognised during the period		(213.4)	(160.3)	-
Interest charge	2	149.4	160.3	-
Deferred revenue advance received		1,751.3	6,555.4	-
Balance at end of the period		8,242.7	6,555.4	-
Current portion of deferred revenue		(2,145.8)	(30.1)	-
Non-current portion of deferred revenue		6,096.9	6,525.3	-